CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Research and development expenses, net	$ 5,837	$ 2,832	$ 2,893
General and administrative expenses	$ 6,626	$ 1,703	1,090
Other income			(11)
Operating loss	$ 12,463	$ 4,535	3,972
Financial income, net	173	3,925	604
Net loss	$ (12,290)	$ (610)	$ (3,368)
Net loss per ordinary share (in USD) basic and diluted	$ 1.06	$ 1.18	$ 3.27
Weighted average number of ordinary shares outstanding - basic and diluted (in thousands)	11,918	2,181	1,627